Other payables	6 Months Ended
Jun. 30, 2026
Other payables
Other payables

6. Other payables:

The balance of Other payables in the amount of $3,892 relates to the value of E.U. Emissions Trading System emissions allowances (“EUAs”) accrued for the six-month period ended June 30, 2026, which are due to be surrendered to the E.U.by September 2027. The value of the EUAs is also included in Voyage expenses (including related party) in the unaudited interim condensed consolidated statements of comprehensive income. An equal amount of EUAs is reimbursable from the charterers of the Partnership’s vessels and is included in Voyage revenues in the unaudited interim condensed consolidated statements of comprehensive income and Other receivables in the unaudited condensed consolidated balance sheets.